Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (Or Its Equivalent) for Other Post Retirement Plan Investments) (Detail) - Foreign Offices and Subsidiaries [Member] - Other Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 14,806		¥ 17,792
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[1]	¥ 14,806		¥ 17,792
MUAH [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)			¥ 147		¥ 553
MUAH [Member] | Other Investment Funds [Member] | Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)			9,583		11,332
MUAH [Member] | Other Investment Funds [Member] | Pooled Separate Account with Variable Life Insurance Policies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)			¥ 5,076		¥ 5,907

[1]	Other investment funds of the foreign offices and subsidiaries include mutual funds, common collective funds and pooled separate accounts with variable life insurance policies of ¥553 million, ¥11,332 million and ¥5,907 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥147 million, ¥9,583 million and ¥5,076 million, respectively, at December 31, 2018.